As filed with the Securities and Exchange Commission on September 5, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                  207-879-1900

                         David I. Goldstein, President
                              Two Portland Square
                             Portland, Maine 04101
                                  207-879-1900

                   Date of fiscal year end: JUNE 30, 2003

                    Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                                                            DFDENT
                                                            PREMIER
                                                          GROWTH FUND

-----------------------------------------------------------------------------


                                                         ANNUAL REPORT

                                                         JUNE 30, 2003



























--------------------------------------------------------------------------------

                                                             DFDENT
                                                       AND COMPANY, INC.
                                                      -------------------
                                                       INVESTMENT COUNSEL

                                                      TWO PORTLAND SQUARE
                                                     PORTLAND, MAINE 04101
                                                   (866) 2DF-DENT (TOLL FREE)

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


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                               TABLE OF CONTENTS

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A Message to Our Shareholders..................................................1

Management Discussion and Analysis ............................................3

Performance Chart and Analysis ................................................5

Five Largest Holdings .........................................................6

Schedule of Investments .......................................................7

Statement of Assets and Liabilities............................................8

Statement of Operations........................................................9

Statements of Changes in Net Assets ..........................................10

Financial Highlights..........................................................11

Notes to Financial Statements.................................................12

Report of Independent Auditors................................................15

Trustees and Officers.........................................................16

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2003
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Your Fund experienced a net total return of +2.58% for the twelve-months ended June 30, 2003. This compares with a total return of +0.25% for the S&P 500 Index, the benchmark we use for performance comparison. Consequently, your Fund outperformed the S&P 500 Index by +2.33% for the fiscal year ended June 30, 2003. Your Fund outperformed the S&P 500 by +5.73% in the prior fiscal year.

The overall equity markets for the year ended June 30, 2003 can only be characterized as a roller coaster conclusion to the three-year bear market which began in March of 2000. The last four quarters ended June 30, 2003 were down, up, down and up in sequence.

However, the underlying fundamentals are clearly supporting a stronger equity market. Fiscal policy is expansive with recent federal tax cuts. Monetary policy's throttle remains wide open. Traditionally, these policies have contributed to strong equity markets in the second half of Presidential terms. Minimal inflation and a weak dollar are beneficial for U.S. companies. The two troublesome areas continue to be rising healthcare costs and weak employment.

Your Fund continues to be fully invested in a broad cross section of quality growth companies. As of June 30, 2003, your Fund was invested as indicated by market capitalization category:

         Large Capitalization...........................  33.95%
         Mid-Size Capitalization........................  38.56%
         Small Capitalization...........................  26.36%
         Reserve Funds..................................   1.13%
                                                         -------
         Total Fund                                      100.00%
                                                         =======

Management would like once again to convey to shareholders our emphasis on efficiency. We seek to execute Portfolio transactions at low negotiated brokerage rates. Management will extend for an additional year ending October 31, 2004 its agreement to waive all or a portion of its annual advisory fee and to reimburse expenses as necessary to cap your Fund's total expense ratio at 1.25%. Our long term investment strategy provides very low portfolio turnover which was 14.0% over the last fiscal year.

So, where do we go from here? Despite a recent recovery in the equity markets from the March 2003 lows, longer term fundamental risks persist. While the 2000-2003 bear market pierced the prior market's speculative bubble, stocks today are not necessarily undervalued. It does not require a PhD in Economics to predict the next major move in interest rates. The recent tax reductions are increasing federal deficit and borrowing requirements. Eventually today's expansive fiscal and monetary policies will need to be reversed which should place a damper on the stock market.


                                       1              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2003
--------------------------------------------------------------------------------

Fixed income securities offer paltry returns by historic standards. DF Dent believes that well managed quality growth companies have the potential to yield attractive relative returns as a result of steady earnings growth. Each turn in the stock market, whether up or down, presents new risks and uncertainties. However, companies with growing earnings and cash flow have the ability to strengthen their financial position and increase shareholder value. These are the companies we seek out and will invest your capital in.

Again, at a time when most equity mutual funds have experienced net shareholder redemptions, we appreciate the trust and confidence you have placed with us in managing your Fund with the increase in shareholder investments during the past year. DF Dent will continue to work diligently in future years to earn that trust.


/s/ DAN DENT

Dan Dent
D.F. Dent and Company, Inc.


                                       2              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS
JUNE 30, 2003
--------------------------------------------------------------------------------

For the fiscal year ended June 30, 2003 your Fund experienced a total return of +2.58%. Cumulative performance for various periods ended June 30, 2003 was as follows:

    Period         DF Dent Premier
Ended 6/30/2003     Growth Fund       S&P 500  Index       Over Performance
---------------     -----------       --------------       ----------------

Six-Months            +11.86%             +11.76%               +0.10%
Twelve-Months          +2.58%              +0.25%               +2.33%
Inception (7/16/01)    -8.50%             -16.33%               +7.83%

Equity markets were whipsawed in the past twelve-months by numerous developments, the most notable of which were corporate scandals and accounting issues, continued fallout from September 11, 2001, the Iraq War, a stimulative tax bill reducing capital gains rates and tax brackets, and interest rates which declined to 40-year lows. In varying degrees all these issues impacted the Fund's performance.

Your Fund outperformed its benchmark, the S&P 500 Index, because of portfolio emphasis and weighting in growth equities which delivered strong earnings results over the course of the fiscal year. RenaissanceRe Holdings Ltd., your Fund's largest holding, reported year over year quarterly earnings increases of +178.0%, +115.9%, +45.2%, and +31.8% for the past four quarters, respectively, which exceeded expectations, and increased stock price $8.92, or 24.4% during the fiscal year. While most portfolio holdings met or exceeded earnings growth targets, a few companies fell short of expectations and declined in price. Baxter International, Inc. reported disappointing results, and the position was reduced significantly. Anadarko Petroleum and Comverse Technology were eliminated from the portfolio as underperforming stocks. Offsetting gains were realized in Whole Foods Market, Inc., First Data Corp., Marsh and McLennan Cos., Inc., and Apache Corp.

The S&P 500 Index is composed of ten major sectors: Information Technology (16.18%), Healthcare (14.83%), Consumer Staples (11.66%), Consumer Discretionary (11.06%), Industrials (10.44%), Energy (5.79%), Telecom Services (3.89%),
Utilities (3.03%), Materials (2.67%), and Financials which has recently been most heavily weighted (20.45%). Your Fund's strategy in the past fiscal year was to overweight Financials (33.5% as of June 30, 2003) due to this sector's defensive characteristics, attractive relative valuation on a P/E to growth basis, reasonably attractive dividends, specific opportunities within the insurance and banking sub-sectors, and as beneficiaries of historically low interest rates. The Fund maintained its positions in quality specialty retailers Walgreen Co., Whole Foods Market, Inc. and O'Reilly Automotive, Inc. with the two latter companies making a positive contribution to performance. Exposure to specialty retailing was increased late in the fiscal year with the addition of Tractor Supply Co., a 458 store chain catering to rural farming and ranching communities.

The primary strategic principle, which governs the management of your Fund, is to focus upon ownership of profitable, well-managed growing enterprises. During the past fiscal year, which occurred during the third year of a bear market, management increased its emphasis upon "best in class" companies. With valuation becoming more attractive as the bear market entered 2003 and the economic outlook still in doubt, management believed that those companies perceived to be "best in class" and delivering superior operating results would attract investors in an uncertain environment.

Your Fund is positioned for participation in the following key trends which occurred in the last fiscal year and are ongoing. First, significant price increases and shortages of capacity in specific insurance markets represent opportunities for


                                       3              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS
JUNE 30, 2003
--------------------------------------------------------------------------------

well managed and disciplined insurers such as RenaissanceRe Holdings Ltd. and White Mountains Insurance Group. Second, rising employment costs (healthcare in particular) encourage companies to outsource services. Fiserv, Inc. and Paychex, Inc. benefit from outsourcing of financial services. Third, consolidation in the entertainment/broadcasting industries in recent years presents opportunities for enhanced cash flow and financial restructuring. Clear Channel Communications, Inc. and Comcast Corp. are the largest and arguably most successful consolidators in radio and cable television respectively. Fourth, biotechnology offers great promise but a confusing array of investment choices. Amgen, Inc. and Techne Corp. have grown consistently with high levels of profitability.

Those securities which contributed the most and declined the most during the past fiscal year were:

5 BEST CONTRIBUTORS
-------------------
                                   Realized and Unrealized Appreciation in
Investments                                 Fiscal Year 2003
-----------                                 ----------------
RenaissanceRe Holdings Ltd.                         $133,800
Clear Channel Communications, Inc.                   103,560
Amgen, Inc.                                          100,956
O'Reilly Automotive, Inc.                             97,570
White Mountains Insurance Group                       90,693

5 WORST CONTRIBUTORS
--------------------
                                   Realized and Unrealized Depreciation in
Investments                                 Fiscal Year 2003
-----------                                 ----------------
Concord EFS, Inc.                                   $(89,475)
Walgreen Co.                                         (85,300)
Electronic Data Systems Corp.                        (64,843)
American International Group, Inc.                   (56,663)
Freddie Mac                                          (46,935)

Lastly, your Fund grew during the fiscal year as follows:

June 30, 2002 Net Assets                          $7,490,413

  Purchase less Redemptions
  For the year ended June 30, 2003                 3,386,517

  Interest, Dividends and Net Expenses
  For the year ended June 30, 2003                   (32,996)

  Net Realized and Unrealized Gain
  For the year ended June 30, 2003                   653,445
                                                 -----------
June 30, 2003 Net Assets                         $11,497,379
                                                 ===========

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PLEASE SEE PAGE FIVE FOR ADDITIONAL PERFORMANCE INFORMATION.THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2003 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE (08/03).


                                       4              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2003
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $100,000 investment in the DF Dent Premier Growth Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                               SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03        ONE YEAR        ON 7/16/01
-----------------------------------------        --------        ----------
DF Dent Premier Growth Fund                        2.58%           (4.44%)
S&P 500 Index                                      0.25%           (8.71%)

INVESTMENT VALUE ON 6/30/03
DF Dent Premier Growth Fund                       $91,500
S&P 500 Index                                     $83,728


[EDGAR Representation of Graph:

           DF Dent Premier Growth Fund         S&P 500 Index
 7/16/2001                100,000                 100,000
 7/31/2001                102,600                 100,825
 8/31/2001                 98,700                  94,519
 9/30/2001                 93,400                  86,890
10/31/2001                 95,800                  88,548
11/30/2001                102,000                  95,339
12/31/2001                105,300                  96,174
 1/31/2002                101,000                  94,773
 2/28/2002                101,000                  92,944
 3/31/2002                102,400                  96,440
 4/30/2002                 99,800                  90,596
 5/31/2002                 99,200                  89,930
 6/30/2002                 89,200                  83,527
 7/31/2002                 83,000                  77,013
 8/31/2002                 84,200                  77,517
 9/30/2002                 77,600                  69,100
10/31/2002                 81,700                  75,177
11/30/2002                 85,600                  79,597
12/31/2002                 81,800                  74,923
 1/31/2003                 79,900                  72,964
 2/28/2003                 78,300                  71,868
 3/31/2003                 77,700                  72,564
 4/30/2003                 85,400                  78,538
 5/31/2003                 90,500                  82,672
 6/30/2003                 91,500                  83,728]


                                       5              DFDENT PREMIER GROWTH FUND

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DFDENT PREMIER GROWTH FUND
FIVE LARGEST HOLDINGS
JUNE 30, 2003
--------------------------------------------------------------------------------



                           DFDENT PREMIER GROWTH FUND
                             FIVE LARGEST HOLDINGS
                                 JUNE 30, 2003

                                                                         PERCENT OF
                                                                         NET ASSETS
QUANTITY             SECURITY                 TOTAL COST  MARKET VALUE  OF THE FUND
--------             --------                 ----------  ------------  -----------

  15,000  RenaissanceRe Holdings Ltd.          $383,606     $682,800       5.94%
  15,000  O'Reilly Automotive, Inc.            $433,280     $500,850       4.36%
   1,200  White Mountains Insurance Group      $383,307     $474,000       4.12%
  11,000  Clear Channel Communications, Inc.   $507,675     $466,290       4.06%
  12,000  Performance Food Group Corp.         $411,768     $444,000       3.86%

The Portfolio holdings are subject to change based upon Portfolio Manager activity.


                                       6              DFDENT PREMIER GROWTH FUND

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DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

  SHARES         SECURITY DESCRIPTION             VALUE           SHARES         SECURITY DESCRIPTION             VALUE
----------     ------------------------        -----------      ----------     ------------------------        -----------

COMMON STOCK - 99.0%                                            FOOD DISTRIBUTORS - 3.9%
BANKING - 11.9%                                                  12,000 Performance Food Group Corp.+              444,000
  9,000 East-West Bancorp, Inc.                $   325,260                                                     -----------
 10,000 North Fork Bancorp, Inc.                   340,600
  5,000 Northern Trust Corp.                       208,950      INSURANCE - 16.4%
 12,000 UCBH Holdings, Inc.                        344,160        5,500 American International Group, Inc.         303,490
  3,000 Wells Fargo & Co.                          151,200        4,500 Lincoln National Corp.                     160,335
                                               -----------        5,000 Marsh & Mclennan Cos., Inc.                255,350
                                                 1,370,170       15,000 RenaissanceRe Holdings Ltd.                682,800
                                               -----------        1,200 White Mountains Insurance Group            474,000
                                                                                                               -----------
BUSINESS SERVICES - 0.7%                                                                                         1,875,975
  3,750 Electronic Data Systems Corp.               80,437                                                     -----------
                                               -----------
                                                                LIFE SCIENCES - 7.4%
COMMUNICATION EQUIPMENT - 2.8%                                    2,500 Invitrogen Corp.+                           95,925
  9,000 QUALCOMM, Inc.                             321,750       11,000 Laboratory Corp. of America Holdings+      331,650
                                               -----------       14,000 Techne Corp.+                              424,760
                                                                                                               -----------
COMMUNICATION SERVICES - 3.4%                                                                                      852,335
  5,500 Amdocs Ltd.+                               132,000                                                     -----------
 10,820 American Tower Corp.+                       95,757
  4,000 Convergys Corp.+                            64,000      MEDIA - 0.2%
 11,000 Crown Castle International Corp.+           85,470        1,500 AOL Time Warner, Inc.+                      24,135
  3,000 Sprint Corp. (PCS Group)+                   17,250                                                     -----------
                                               -----------
                                                   394,477      MEDICAL PRODUCTS - 2.7%
                                               -----------        5,000 Baxter International, Inc.                 130,000
                                                                  3,500 Johnson & Johnson                          180,950
CONTROLS & INSTRUMENTS - 2.2%                                                                                  -----------
  7,000 Mettler-Toledo International, Inc.+        256,550                                                         310,950
                                               -----------                                                     -----------

DATA NETWORKING - 1.4%                                          MERCHANDISING - 12.7%
  4,500 Black Box Corp.                            162,900       15,000 O'Reilly Automotive, Inc.+                 500,850
                                               -----------        8,000 Tractor Supply Co.+                        382,000
                                                                 10,000 Walgreen Co.                               301,000
DISTRIBUTION & INDUSTRIAL SUPPLIES - 3.5%                         5,588 Whole Foods Market, Inc.+                  265,598
 12,000 Fastenal Co.                               407,280                                                     -----------
                                               -----------                                                       1,449,448
                                                                                                               -----------
ELECTRONIC COMMERCE - 2.8%
 22,000 Concord EFS, Inc.+                         323,840      PHARMACEUTICALS - 3.2%
                                               -----------        4,000 Amgen, Inc.+                               267,920
                                                                  3,500 Pharmaceutical Product
ENERGY SERVICES - 1.0%                                                  Development, Inc.+                         100,555
  2,500 Schlumberger Ltd.                          118,925                                                     -----------
                                               -----------                                                         368,475
                                                                                                               -----------
ENERGY SOURCES - 4.4%
  4,095 Apache Corp.                               266,421      TRANSPORTATION SERVICES - 1.8%
  2,200 Burlington Resources, Inc.                 118,954        6,000 Expeditors International
  3,000 EnCana Corp.                               115,110              Washington, Inc.                           207,840
                                               -----------                                                     -----------
                                                   500,485
                                               -----------      Total Common Stock (Cost $11,547,583)           11,378,612
                                                                                                               -----------
ENTERTAINMENT - 6.3%
 11,000 Clear Channel Communications, Inc.+        466,290      SHORT-TERM INVESTMENTS - 1.1%
  5,500 Comcast Corp. - Class A+                   158,565      128,979 Deutsche Treasury Money Market Fund        128,979
  5,000 Walt Disney Co.                             98,750                                                     -----------
                                               -----------
                                                   723,605      TOTAL SHORT-TERM INSTRUMENTS (COST $128,979)       128,979
                                               -----------                                                     -----------

FINANCIAL SERVICES - 10.3%                                      TOTAL INVESTMENTS IN SECURITIES -100.1%        $11,507,591
  7,000 First Data Corp.                           290,080      (COST $11,676,562)
  4,000 Fiserv, Inc.+                              142,440      Other Assets and Liabilities, Net - (0.1)%         (10,212)
  4,500 Freddie Mac                                228,465                                                     -----------
  5,000 Paychex, Inc.                              146,550      TOTAL NET ASSETS - 100.0%                      $11,497,379
 10,000 T. Rowe Price Group, Inc.                  377,500                                                     ===========
                                               -----------
                                                 1,185,035
                                               -----------

---------------------------------------------------------
+ Non-income producing securities.


See Notes to Financial Statements      7              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS
Total investments, at value (Cost $11,676,562) (Note 2)                         $11,507,591
Receivables:
Interest and dividends                                                                3,871
Expense Reimbursement from adviser (Note 4)                                          15,987
                                                                                ------------

Total Assets                                                                     11,527,449
                                                                                ------------

LIABILITIES
Accrued Liabilities:
Payables to related parties (Note 3)                                                  6,571
Other expense payables                                                               23,499
                                                                                ------------

Total Liabilities                                                                    30,070
                                                                                ------------

NET ASSETS                                                                      $11,497,379
                                                                                ============

COMPONENTS OF NET ASSETS
Paid-in capital                                                                 $11,692,406
Accumulated net realized loss from investments                                      (26,056)
Unrealized depreciation of investments                                             (168,971)
                                                                                ------------

NET ASSETS                                                                      $11,497,379
                                                                                ============


Net Asset Value, Offering and Redemption Price per share:                       $      9.15
                                                                                ============
 Based on net assets of $11,497,379 and 1,255,956 shares of beneficial interest outstanding


See Notes to Financial Statements.     8              DFDENT PREMIER GROWTH FUND


--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                                 $    78,004
Interest income                                                                       1,751
                                                                                ------------
Total Investment Income                                                              79,755
                                                                                ------------

EXPENSES
Investment advisory fees (Note 3)                                                    90,163
Administration fees (Note 3)                                                         33,139
Transfer agent fees (Note 3)                                                         26,805
Custody fees (Note 3)                                                                 6,624
Accounting fees (Note 3)                                                             46,130
Professsional fees                                                                   21,499
Miscellaneous expenses                                                               16,620
                                                                                ------------
Total Expenses                                                                      240,980
Fees waived and expenses reimbursed (Note 4)                                       (128,229)
                                                                                ------------
Net Expenses                                                                        112,751
                                                                                ------------

NET INVESTMENT LOSS                                                                 (32,996)
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                                        (57)
Net change in unrealized appreciation/(depreciation) of investments                 653,502
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                     653,445
                                                                                ------------

INCREASE IN NET ASSETS FROM OPERATIONS                                          $   620,449
                                                                                ============


See Notes to Financial Statements.     9              DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                  Year Ended       Period Ended
                                                                                 June 30, 2003   June 30, 2002 (a)
                                                                                --------------- ------------------

OPERATIONS
Net investment loss                                                              $     (32,996)  $       (28,503)
Net realized loss on investments                                                           (57)                -
Net change in unrealized appreciation/(depreciation)
   of investments                                                                      653,502          (822,473)
                                                                                --------------- -----------------
Net Increase / (Decrease) in Net Assets from Operations                                620,449          (850,976)
                                                                                --------------- -----------------

CAPITAL SHARE TRANSACTIONS
Sale of shares                                                                       3,793,766         8,346,573
Redemption of shares                                                                  (407,249)           (5,184)
                                                                                --------------- -----------------
Increase from Capital Transactions                                                   3,386,517         8,341,389
                                                                                --------------- -----------------

Increase in Net Assets                                                               4,006,966         7,490,413

NET ASSETS
   Beginning of period                                                               7,490,413                 -
                                                                                --------------- -----------------
   End of period (A)                                                             $  11,497,379   $     7,490,413
                                                                                =============== =================

SHARE TRANSACTIONS
    Sale of shares                                                                     462,700           840,013
    Redemption of shares                                                               (46,241)             (516)
                                                                                --------------- -----------------
Increase in Shares                                                                     416,459           839,497
                                                                                =============== =================

(A) Accumulated Net Investment Income                                            $           -   $             -
                                                                                =============== =================

---------------------------------------------
(a) Commenced operations on July 16, 2001.


See Notes to Financial Statements.     10             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Selected per share data and ratios for a share outstanding throughout each period.

                                                                Year Ended           Period Ended
                                                               June 30, 2003       June 30, 2002 (a)
                                                            --------------------   ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $         8.92       $        10.00
                                                               ---------------      ---------------

OPERATIONS
Net investment loss                                                     (0.03)               (0.03)
Net realized and unrealized gain/(loss) on investments                   0.26                (1.05)
                                                               ---------------      ---------------
Total from Operations                                                    0.23                (1.08)
                                                               ---------------      ---------------

NET ASSET VALUE, END OF PERIOD                                 $         9.15       $         8.92
                                                               ===============      ===============

TOTAL RETURN                                                             2.58%              (10.80%)

RATIO/SUPPLEMENTARY DATA
   Net assets at end of period (000's omitted)                 $       11,497       $        7,490
   Ratios to average net assets
   Net Expenses                                                          1.25%                1.25% (b)
   Expenses, excluding waiver/reimbursement of fees                      2.67%                3.25% (b)
   Net investment loss                                                  (0.37%)              (0.47%)(b)

PORTFOLIO TURNOVER RATE                                                    14%                   0%

---------------------------------------------
(a) Commenced operations on July 16, 2001.
(b) Annualized.


See Notes to Financial Statements.     11             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the DFDent Premier Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 16, 2001 and seeks long-term capital appreciation by investing primarily in equity securities of domestic companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Short-Term instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's Investment Adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's Investment Adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.


                                       12             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, net operation losses, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

For tax purposes, the Fund has a current year deferred post-October loss of $26,056. This loss will be recognized for tax purposes on the first business day of the Fund's following tax year.

There were no capital loss carryovers.

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  -  On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

         Accumulated Net Investment Income        $32,996
         Undistributed Net Realized Gain/(loss)   (25,999)
         Paid-in-Capital                           (6,997)

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is D.F. Dent and Company, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.


                                       13             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

OTHER RELATED PARTIES - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 per year plus 0.10% of the average daily net assets. The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives $24,000 annually, plus an annual shareholder account fee and certain out-of-pocket expenses. The Fund's fund accountant is Forum Accounting Services, LLC ("FAcS"). For its services, FAcS receives an annual fee of $45,000, 0.01% of the average daily net assets of the Fund, and certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, 0.01% of the Fund's average daily net assets, certain transactional fees and certain out-of-pocket expenses. Forum Fund Services, LLC ("FFS"), a registered broker-dealer, a member of the National Association of Securities Dealers, Inc., and an affiliate of FAdS, acts as the distributor for each Fund. FSS receives no compensation for its services.

Certain Officers and Trustees of the Trust are Officers or Directors of the above companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser waived $90,163 in fees and reimbursed certain expenses totaling $38,066 for the year ended June 30, 2003. In order to cap the expense ratio at 1.25%, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2004.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended June 30, 2003, were $4,608,725 and $1,294,263, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 2003 was $11,676,562, and the net unrealized depreciation was $168,971. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,145,435, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,314,406.

NOTE 6.  DISTRIBUTION TO SHAREHOLDERS

There were no distributions paid during the year ended June 30, 2003.

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

        Undistributed ordinary income           $       -
        Capital and Other losses                  (26,056)
        Unrealized Depreciation                  (168,971)
                                                ----------
                                                $(195,027)


                                       14             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees of Forum Funds and Shareholders of
DFDent Premier Growth Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFDent Premier Growth Fund (the "Fund"), one of the series of Forum Funds (the "Trust") as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended and the period from July 16, 2001 (commencement of operations) to June 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by the management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DFDent Premier Growth Fund as of June 30, 2003, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period from July 16, 2001 (commencement of operations) to June 30, 2002 in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 9, 2003


                                       15             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND

JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - There were no ordinary income dividends paid by the Fund for the tax year ended June 30, 2003.

CAPITAL GAIN DIVIDENDS - There were no long-term capital gain dividends paid by the Fund for the tax year ended June 30, 2003.

TRUSTEES AND OFFICERS OF THE TRUST

---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
           NAME,              POSITION     LENGTH OF            PRINCIPAL            NUMBER OF PORTFOLIOS IN          OTHER
          AGE AND             WITH THE       TIME             OCCUPATION(S)                FUND COMPLEX           DIRECTORSHIPS
          ADDRESS              TRUST        SERVED 1       DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE 2      HELD BY TRUSTEES
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
INTERESTED TRUSTEE
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
John Y. Keffer 3              Chairman   1989-Present      Member and Director,                25                      None
Born:  July 15, 1942                                         Forum Financial
Two Portland Square                                             Group, LLC
Portland, ME 04101                                       (a mutual fund services
                                                             holding company)
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
DISINTERESTED TRUSTEES
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
Costas Azariadis              Trustee    1989-Present     Professor of Economics,              23                      None
Born:  February 15, 1943                                 University of California
Dept. of Economics                                             Los Angeles
University of California                                  Visiting Professor of
Los Angeles, CA 90024                                           Economics,
                                                            Athens University
                                                              of Economics
                                                              and Business
                                                               1998 - 1999
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
James C. Cheng                Trustee    1989 -Present          President,                     23                      None
Born:  July 26, 1942                                       Technology Marketing
27 Temple Street                                          Associates (marketing
Belmont, MA 02478                                           company for small
                                                            and medium sized
                                                              businesses in
                                                              New England)
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

2 The Fund Complex includes the Trust and three other investment companies for which the Forum Financial Group of companies provides services.

3 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain other Trust series.


                                       16             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND

JUNE 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (CONCLUDED)

---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
           NAME,              POSITION     LENGTH OF            PRINCIPAL            NUMBER OF PORTFOLIOS IN          OTHER
          AGE AND             WITH THE       TIME             OCCUPATION(S)                FUND COMPLEX           DIRECTORSHIPS
          ADDRESS              TRUST        SERVED 1       DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE 2      HELD BY TRUSTEES
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
DISINTERESTED TRUSTEES
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
J. Michael Parish             Trustee    1989-Present     Partner, Wolfe, Block,               23                      None
Born: November 9, 1943                                   Schorr and Solis-Cohen,
40 West 57th Street                                           LPP (law firm)
New York, NY 10019                                              since 2002
                                                         Partner, Thelen Reid &
                                                          Priest LLP (law firm)
                                                                1995 - 2002
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
OFFICERS
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
David I. Goldstein           President     2003-Present    Director of Business                N/A                      N/A
Born: August 3, 1961                                        Development, Forum
Two Portland Square                                        Financial Group, LLC
Portland, ME 04101                                             since 2000;
                                                           Managing Director and
                                                          General Counsel, Forum
                                                           Financial Group, LLC
                                                               1991 to 2000
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
Beth P. Hanson               Vice          2003-Present      Senior Manager,                   N/A                      N/A
Born: July 15, 1966          President/                      Client Services,
Two Portland Square          Assistant                    Forum Financial Group,
Portland, ME 04101           Secretary                        LLC since 1997
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
Stacey E. Hong               Treasurer    2002-Present       Director, Forum                  N/A                      N/A
Born:  May 10, 1966                                        Accounting Services,
Two Portland Square                                        LLC since 1998, with
Portland, ME 04101                                          which he has been
                                                          associated since 1992
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------
Leslie K. Klenk              Secretary    1998-Present   Counsel, Forum Financial             N/A                      N/A
Born:  August 24, 1964                                    Group, LLC since 1998
Two Portland Square                                         Associate General
Portland, ME 04101                                        Counsel, Smith Barney
                                                          Inc. (brokerage firm)
                                                              1993 - 1998
                                                           Secretary, 2 other
                                                         investment companies in
                                                                  complex
---------------------------- ----------- -------------- -------------------------- --------------------------- ---------------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (866) 2DF-DENT.

-------------------------------------------------
1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

2 The Fund Complex includes the Trust and three other investment companies for which the Forum Financial Group of companies provides services.


                                       17             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------


                       DFDENT
                       PREMIER
                     GROWTH FUND

-----------------------------------------------------------------------------


                 NASDAQ TICKER SYMBOL
                        DFDPX

                  INVESTMENT ADVISER

             D.F. Dent and Company, Inc.
                 Two East Read Street
                 Baltimore, MD 21202

                     DISTRIBUTOR

               Forum Fund Services, LLC
                 Two Portland Square
                  Portland, ME 04101

                    TRANSFER AGENT

           Forum Shareholder Services, LLc
                      PO Box 446
                  Portland, ME 04112
                    (866) 2DF-DENT

  This report is authorized for distribution only to
     Shareholders and others who have received a copy of the Fund's prospectus.

    The prospectus contains complete information, including risks, fees and expenses.


--------------------------------------------------------------------------------










--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).